RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of the Effect of the Restatement on Each Financial Statement (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1],[2]
Balance sheet
Accrued expenses	$ 29,586,907		$ 18,054,912	$ 10,895,164	$ 6,581,280	$ 3,462,561	$ 29,586,907	$ 6,581,280	$ 10,895,164	$ 18,054,912	$ 1,027,926
Income tax payable	2,767,281		979,475	357,259	33,614	0	2,767,281	33,614	357,259	979,475	0
Related party advance	570,835		525,835	410,278	143,514	82,544	570,835	143,514	410,278	525,835	22,394
Total current liabilities	37,657,556		23,460,922	15,469,401	710,108	4,095,105	37,657,556	710,108	15,469,401	23,460,922	1,250,320
Total liabilities	47,720,056		33,523,422	25,531,901	17,572,608	14,157,605	47,720,056	17,572,608	25,531,901	33,523,422	11,312,820
Class A common stock subject to possible redemption	303,957,139		298,951,176				303,957,139			298,951,176	293,250,000
Accumulated deficit	(44,210,591)		(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(44,210,591)	(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit	(44,209,745)	$ (32,679,800)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(44,209,745)	(16,948,839)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Operations
Legal investigations costs	388,652			2,656,763	2,564,737	2,742,708	11,057,789	5,307,445	7,964,208	10,004,519	472,789
Formation and operating costs	1,369,406			2,115,260	864,594	397,734	1,591,348	1,262,328	3,527,588	8,716,023	969,195
Franchise tax	50,000			50,000	50,000	50,000	182,500	100,000	150,000	200,000	200,000
Loss from operation costs	(11,808,058)			4,822,023	(3,479,331)	3,190,442	(12,831,637)	(6,669,773)	11,491,796	(18,920,542)	(1,958,378)
Loss before income taxes	(8,189,254)			(3,495,066)	(3,083,355)	(3,160,911)	(6,026,175)	(6,244,246)	9,739.312	(14,663,073)	(1,951,280)
Income tax expense	904,513			323,645	33,614	0	1,787,806	33,614	357,259	(979,475)	0
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)	(7,813,981)	(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)	(7,813,981)	(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value	(2,664,291)	(2,170,865)	(1,832,769)	(953,312)	(99,011)					(5,760,092)	(19,980,528)
Total accumulated deficit	(44,210,591)		(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(44,210,591)	(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit	(44,209,745)	(32,679,800)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(44,209,745)	(16,948,839)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Cash Flows
Net loss						(3,160,911)	(7,813,981)	(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Accrued expenses						2,434,635	13,319,801	5,586,968	9,867,238	17,026,986	1,027,926
Net cash used in operating activities						(646,388)	(610,556)	(897,582)	(6,463,880)	(1,455,883)	(923,354)
Related party advance						60,150	45,000	121,120	387,884	625,700	22,394
Net cash provided by financing activities						360,150	694,333	572,820	3,844,584	3,942,619	22,394
Accumulated Deficit
Balance sheet
Total Stockholders' Deficit	(44,210,591)	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(44,210,591)	(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)	$ 0
Statement of Operations
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss	(9,093,767)	1,279,786	(5,545,977)	(2,618,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value	(2,664,291)	(2,170,865)	(1,832,769)	(953,312)	(99,011)					(5,760,092)	(7,184,020)
Total Stockholders' Deficit	$ (44,210,591)	$ (32,866,533)	(31,975,454)	$ (24,596,708)	$ (16,949,685)	$ (13,733,725)	$ (44,210,591)	$ (16,949,685)	$ (24,596,708)	$ (31,975,454)	$ (10,572,814)	$ 0
Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Earnings Per Share, Diluted	(0.24)			(0.1)	(0.08)	(0.08)	(0.21)	(0.17)	(0.27)	(0.42)	(0.12)
Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic	(0.24)			(0.1)	(0.08)	(0.08)	(0.21)	(0.17)	(0.27)	(0.42)	(0.12)
Earnings Per Share, Diluted	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Previously Reported [Member]
Balance sheet
Accrued expenses			17,166,842	$ 11,022,242	$ 6,139,538	$ 1,701,798		$ 6,139,538	$ 11,022,242	$ 17,166,842	$ 483,535
Income tax payable			979,475	0	0			0	0	979,475
Related party advance			425,835							425,835
Total current liabilities			22,472,852	14,828,942	6,891,239	2,251,798		6,891,239	14,828,942	22,472,852	683,535
Total liabilities			32,535,352	24,891,442	16,953,739	12,314,298		16,953,739	24,891,442	32,535,352	10,746,035
Class A common stock subject to possible redemption					293,282,625			293,282,625
Accumulated deficit			(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)		(16,264,430)	(23,956,249)	(30,987,384)	(10,006,029)
Total Stockholders' Deficit			(30,986,538)	(23,955,403)	(16,263,584)	(11,889,572)		(16,263,584)	(23,955,403)	(30,986,538)	(10,005,183)
Statement of Operations
Formation and operating costs				4,751,532	4,652,670	1,863,920		6,516,590	11,268,122	18,299,257	1,191,593
Franchise tax								100,000			200,000
Loss from operation costs				(4,801,532)	(4,702,670)	(1,913,920)		(6,616,590)	(11,418,122)	(18,499,257)	(1,391,593)
Loss before income taxes				(3,474,575)	(4,306,674)			(6,191,063)	(9,665,638)	(14,241,788)
Income tax expense				(322,546)	(34,713)			(34,713)
Net loss				(3,797,121)	(4,342,387)	(1,884,389)		(6,225,776)	(10,022,897)	(15,221,263)	(1,384,495)
Statement of Changes in Stockholders' Deficit
Net loss				(3,797,121)	(4,342,387)	(1,884,389)		(6,225,776)	(10,022,897)	(15,221,263)	(1,384,495)
Remeasurement of Class A common stock to redemption value								(32,625)
Total accumulated deficit			(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)		(16,264,430)	(23,956,249)	(30,987,384)	(10,006,029)
Total Stockholders' Deficit			(30,986,538)	(23,955,403)	(16,263,584)	(11,889,572)		(16,263,584)	(23,955,403)	(30,986,538)	(10,005,183)
Statement of Cash Flows
Net loss						(1,884,389)		(6,225,776)	(10,022,897)	(15,221,263)	(1,384,495)
Accrued expenses						1,218,263		5,656,004	10,538,707	16,605,701	483,535
Net cash used in operating activities						(586,239)		(776,463)	(908,419)		(1,114,081)
Related party advance										425,835
Net cash provided by financing activities						300,000		451,700	3,456,700	3,867,619	294,691,812
Previously Reported [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit			(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)		(16,264,430)	(23,956,249)	(30,987,384)	(10,006,209)
Statement of Changes in Stockholders' Deficit
Total accumulated deficit			(30,987,384)	$ (23,956,249)	$ (16,264,430)	$ (11,890,418)		$ (16,264,430)	$ (23,956,249)	$ (30,987,384)	$ (10,006,209)
Previously Reported [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic				$ (0.1)	$ (0.12)	$ (0.05)		$ (0.17)	$ (0.27)	$ (0.41)	$ (0.08)
Earnings Per Share, Diluted				(0.1)	(0.12)	(0.05)		(0.17)	(0.27)	(0.41)	(0.08)
Previously Reported [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic				(0.1)	(0.12)	(0.05)		(0.17)	(0.27)	(0.41)	(0.08)
Earnings Per Share, Diluted				$ (0.1)	$ (0.12)	$ (0.05)		$ (0.17)	$ (0.27)	$ (0.41)	$ (0.08)
Revision of Prior Period, Adjustment [Member]
Balance sheet
Accrued expenses			888,070	$ (127,078)	$ 441,742	$ 1,760,763		$ 441,742	$ (127,078)	$ 888,070	$ 544,391
Income tax payable				357,259	33,614			33,614	357,259
Related party advance			100,000	410,278	143,514	82,544		143,514	410,278	100,000	22,394
Total current liabilities			988,070	640,459	618,869	1,843,307		618,869	640,459	988,070	566,785
Total liabilities			988,070	640,459	618,869	1,843,307		618,869	640,459	988,070	566,785
Class A common stock subject to possible redemption					66,386			66,386
Accumulated deficit			(988,070)	(640,459)	(685,255)	(1,843,307)		(685,255)	(640,459)	(988,070)	(566,785)
Total Stockholders' Deficit			(988,070)	(640,459)	(685,255)	(1,843,307)		(685,255)	(640,459)	(988,070)	(566,785)
Statement of Operations
Legal investigations costs				2,656,763	2,564,737	2,742,708		5,307,445	7,964,208	10,004,519
Formation and operating costs				(2,636,272)	(3,788,076)	(1,466,186)		(5,254,262)	(7,890,534)	(9,583,234)	566,785
Loss from operation costs				(20,491)	1,223,339	(1,276,522)		(53,183)	(73,674)	(421,285)	(566,785)
Loss before income taxes				(20,491)	1,223,339			(53,183)	(73,674)	(421,285)
Income tax expense				(1,099)	1,099			1,099
Net loss				(21,590)	1,225,438	(1,276,522)		(52,084)	(73,674)	(421,285)	(566,785)
Statement of Changes in Stockholders' Deficit
Net loss				(21,590)	1,225,438	(1,276,522)		(52,084)	(73,674)	(421,285)	(566,785)
Remeasurement of Class A common stock to redemption value								(66,386)
Total accumulated deficit			(988,070)	(640,459)	(685,255)	(1,843,307)		(685,255)	(640,459)	(988,070)	(566,785)
Total Stockholders' Deficit			(988,070)	(640,459)	(685,255)	(1,843,307)		(685,255)	(640,459)	(988,070)	(566,785)
Statement of Cash Flows
Net loss						(1,276,522)		(52,084)	(73,674)	(421,285)	(566,785)
Accrued expenses						1,216,372		(102,650)	(671,469)	421,285	544,391
Income tax payable								33,614	357,259
Net cash used in operating activities						(60,149)		(121,119)	(387,884)		(22,394)
Related party advance						60,150		121,120	387,884	77,606	22,394
Net cash provided by financing activities						60,150		121,120	387,884	77,606	22,394
Revision of Prior Period, Adjustment [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit			(988,070)	(640,459)	(685,255)	(1,843,307)		(685,255)	(640,459)	(988,070)	(566,605)
Statement of Changes in Stockholders' Deficit
Total accumulated deficit			(988,070)	$ (640,459)	$ (685,255)	$ (1,843,307)		$ (685,255)	$ (640,459)	$ (988,070)	$ (566,605)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic				$ 0	$ 0.04	$ (0.03)		$ (0)	$ 0	$ (0.01)	$ (0.04)
Earnings Per Share, Diluted				0	0.04	(0.03)		0	0	(0.01)	(0.04)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic				0	0.04	(0.03)		(0)	0	(0.01)	(0.04)
Earnings Per Share, Diluted				$ 0	$ 0.04	$ (0.03)		$ 0	$ 0	$ (0.01)	$ (0.04)
As Restated [Member]
Balance sheet
Accrued expenses			18,054,912	$ 10,895,164	$ 6,581,280	$ 3,462,561		$ 6,581,280	$ 10,895,164	$ 18,054,912	$ 1,027,926
Income tax payable			979,475	357,259	33,614			33,614	357,259	979,475
Related party advance			525,835	410,278	143,514	82,544		143,514	410,278	525,835	22,394
Total current liabilities			23,460,922	15,469,401	7,510,108	4,095,105		7,510,108	15,469,401	23,460,922	1,250,320
Total liabilities			33,523,422	25,531,901	17,572,608	14,157,605		17,572,608	25,531,901	33,523,422	11,312,820
Class A common stock subject to possible redemption					293,349,011			293,349,011
Accumulated deficit			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)		(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit			(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)		(16,948,839)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Operations
Legal investigations costs				2,656,763	2,564,737	2,742,708		5,307,445	7,964,208	10,004,519
Formation and operating costs				2,115,260	864,594	397,734		1,262,328	3,377,588	8,716,023	1,758,378
Franchise tax								100,000			200,000
Loss from operation costs				(4,822,023)	(3,479,331)	(3,190,442)		(6,669,773)	(11,491,796)	(18,920,542)	(1,958,378)
Loss before income taxes				(3,495,066)	(3,083,335)			(6,244,246)	(9,739,312)	(14,663,073)
Income tax expense				(323,645)	(33,614)			(33,614)
Net loss				(3,818,711)	(3,116,949)	(3,160,911)		(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss				(3,818,711)	(3,116,949)	(3,160,911)		(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value								(99,011)
Total accumulated deficit			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)		(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit			(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)		(16,948,839)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Cash Flows
Net loss						(3,160,911)		(6,277,860)	(10,096,571)	(15,642,548)	(1,951,280)
Accrued expenses						2,434,635		5,553,354	9,867,238	17,026,986	1,027,926
Income tax payable								33,614	357,259
Net cash used in operating activities						(646,388)		(897,582)	(1,296,303)		(1,136,475)
Related party advance						60,150		121,120	387,884	503,441	22,394
Net cash provided by financing activities						360,150		572,820	3,844,584	3,945,225	294,714,206
As Restated [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)		(16,949,685)	(24,596,708)	(31,975,454)	(10,572,814)
Statement of Changes in Stockholders' Deficit
Total accumulated deficit			$ (31,975,454)	$ (24,596,708)	$ (16,949,685)	$ (13,733,725)		$ (16,949,685)	$ (24,596,708)	$ (31,975,454)	$ (10,572,814)
As Restated [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic				$ (0.1)	$ (0.08)	$ (0.08)		$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Earnings Per Share, Diluted				(0.1)	(0.08)	(0.08)		(0.17)	(0.27)	(0.42)	(0.12)
As Restated [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic				(0.1)	(0.08)	(0.08)		(0.17)	(0.27)	(0.42)	(0.12)
Earnings Per Share, Diluted				$ (0.1)	$ (0.08)	$ (0.08)		$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.